N-2 - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jul. 25, 2022
Cover [Abstract]
Entity Central Index Key		0001867090
Amendment Flag		true
Amendment Description		Explanatory Note: The registrant is filing this amendment to its filing on Form N-CSR for the year ended March 31, 2026, which was originally filed with the Securities and Exchange Commission on June 2, 2026 (Accession Number 0001435109-26-000093), solely to include the required xbrl in-line tagging.
Entity Inv Company Type		N-2
Document Type		N-CSR/A
Entity Registrant Name		Fundrise Innovation Fund, LLC
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities

The Fund engaged in and held senior securities as of the periods as presented as follows:

	As of the Years Ended March 31,			July 25, 2022(1) Through
	2026	2025	2024	March 31, 2023
Reverse Repurchase Agreements
Total amount outstanding (thousands)	$15,879	$—	$—	$—
Asset coverage per $1,000	44,756	—	—	—
Involuntary liquidation preference	N/A	N/A	N/A	N/A

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

The Fund’s investment objective is to provide total return primarily through long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is non-fundamental and may be changed by the Fund’s Board of Directors (the “Board”) without approval of the Fund’s shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of technology and technology-related companies (referred to herein as “technology companies”) and other investments (including derivatives) that have economic characteristics similar to investments in technology companies. For this purpose, securities of technology companies include equity and debt securities of private and public companies operating in the information technology and telecommunication services sectors as well as technology-related companies in other sectors and industries, including: advertising (AdTech); sales and marketing technology; media; biotechnology (BioTech); health care equipment and supplies; health care technology; pharmaceuticals; artificial intelligence; data and analytics; design tech; education technology (EdTech); financial services technology (FinTech); real estate technology (PropTech); gaming; internet services; manufacturing technology; entertainment; mapping; payments; privacy & security; science and engineering; energy and sustainability technology; energy equipment and services; technology hardware, storage and peripherals; software; electronic equipment, instruments and components; communications equipment; semiconductors and semiconductor equipment; agriculture; transportation; commercial services and supplies; chemicals; synthetic materials; aerospace and defense; and nanotechnology.

The Fund seeks to achieve its investment objective by investing in private and public technology companies directly or indirectly, with a primary focus on the equity securities (e.g., common stock, preferred stock and convertible debt) of certain privately held, mid-to-late-stage, growth companies(“Portfolio Companies”), or other investments (including derivatives, exchange-traded funds and other pooled investment vehicles) that have economic characteristics similar to investments in technology companies. Earlier mid-stage growth companies are privately held companies that typically have met certain key development milestones (for example, first customer orders or first revenue shipments) and have some product or service revenue, but are still operating at a loss. Later mid-stage growth companies are privately held companies that typically have product or service revenue and have recently achieved breakthrough measures of financial success, such as operating profitability or break-even or positive cash flows. Late-stage companies are publicly and privately held companies that have typically demonstrated sustainable business operations and generally have a well-known product or service with a strong market presence. Late-stage companies have generally reached a point of meaningful revenue generation from their core business operations with strong financial indicators of product-market fit. Late-stage companies that are privately held may also be referred to as “pre-IPO companies” (i.e., companies that are typically in their last few financing rounds before an initial public offering (“IPO”) or an exit event such as a sale or merger) and have previously been funded primarily by private institutional investors through pooled investment vehicles (commonly referred to as venture capital funds) and other institutional investment groups (“venture-backed companies”).

The ability to invest in privately held, mid-to-late-stage technology companies can offer the potential to capture more upside potential than investments in the securities of technology companies that are already publicly traded. The Fund’s portfolio management team seeks to capture this value accretion, or what may be referred to as a private-public valuation arbitrage, by investing primarily in Portfolio Companies that they believe have high growth potential.

The Fund generally seeks to invest in primary and secondary offerings of Portfolio Companies with the goal of remaining invested until a liquidity event occurs, including but not limited to a public offering of the Portfolio Company’s shares, another round of private fundraising, or a sale or merger of the Portfolio Company. Upon the occurrence of a liquidity event with respect to a Portfolio Company, such as an initial public offering or a merger or acquisition transaction, the Fund may or may not choose to sell its investment in the Portfolio Company. Notwithstanding the occurrence of such a liquidity event, the Fund may continue to hold securities of Portfolio Companies after those companies have gone public. This investment strategy is generally referred to as “Buy and Hold.”

Notwithstanding the foregoing, investments in mid-to-late-stage companies involve a considerable amount of risk given their shorter operating history relative to established public companies, the businesses’ need for additional capital to maintain growth, and the general illiquidity of their securities. The Portfolio Companies in which the Fund invests may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings that dilute the Fund’s holdings, bankruptcy or liquidation, and consequently the reduction or loss of the value of the Fund’s portfolio investment. Additionally, because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses, and Fundrise Advisors, LLC (the “Adviser”) may not be able to obtain all of the material information that would be generally available for public company investments. Private companies are generally not subject to U.S. Securities and Exchange Commission (“SEC”) reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Investors in the Fund need to understand that such companies carry a high degree of investment risk because many of these firms may fail or not achieve their performance or financial objectives. There is no guarantee that the Fund’s investments in Portfolio Companies will increase in value, and the market value of the Fund’s investments may decline substantially before the Fund is able to sell them, resulting in significant losses to the Fund and its shareholders.

The Fund expects that many of its investments will be made in U.S. domestic Portfolio Companies, but it is not prohibited from investing in foreign Portfolio Companies. The Fund will make investments in the securities of Portfolio Companies the Fund reasonably believes it can readily fair value. The Fund’s holdings of equity and debt securities in Portfolio Companies may require several years to appreciate in value, and there is no assurance that such appreciation will occur. Due to the illiquid nature of certain of the Fund’s equity investments and transfer restrictions that private equity securities are typically subject to, the Fund may not be able to sell these securities at times when the Adviser deems it necessary to do so, or at all. The equity securities in Portfolio Companies in which the Fund invests will often be subject to drag-along rights, which permit a majority stockholder in the company to force minority stockholders to join a company sale (which may be at a price per share lower than the Fund’s cost basis in the securities). In addition, the Fund’s investments in Portfolio Companies will often be subject to lock-up provisions that prohibit the Fund from selling its equity investments into the public market for specified periods of time after IPOs of the Portfolio Company, typically 180 days. As a result, the market price of securities held by the Fund may decline substantially before the Fund is able to sell the securities following an IPO. For a complete discussion of the risks involved with the Fund’s investments, please read the section entitled “Risk Factors.”

The Fund expects to invest in Portfolio Companies by purchasing call options or acquiring warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time and/or by entering into equity forward contracts, which are customizable derivative contracts between two parties to buy or sell a specific number of underlying equities, a basket of equities or equities comprising an index at a specified price on a future date. The Fund also may invest in other derivative instruments, including but not limited to options contracts (including options on securities, bonds, currencies, interest rates, indices or swaps), futures contracts, options on futures contracts, forward contracts, indexed securities, credit linked notes, caps, collars, floors, and swaps (including interest rate, credit default, equity index and total return swaps) for other investment, hedging and risk management purposes. The Fund may invest in securities of any credit quality, maturity and duration to enhance its income and capital appreciation potential and to provide liquidity to the overall portfolio. This may include securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “high yield” securities or “junk bonds,” may have speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. The Fund’s investments in Portfolio Companies may also be made through special purpose vehicles.

The Fund invests in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (the “Securities Act”)) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of the Fund’s net assets that may be invested in illiquid securities.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowings for investment purposes) in the equity or debt securities of companies that are not technology companies. During temporary defensive periods, the Fund may deviate from its investment objective and policies. During such periods, the Fund may invest up to 100% of its net assets (plus the amount of any borrowings for investment purposes) in cash, cash equivalents (highly liquid investments with original maturities of three months or less), short-term investments and short-, intermediate-, or long-term U.S. Treasury Bonds. There can be no assurance that such strategies will be implemented timely (or at all) or, if implemented, will be successful.

Investment Process and Overview

The Adviser has the authority to make all the decisions regarding the Fund’s investments consistent with the investment guidelines and borrowing policies approved by the investment committee established to review the Fund’s investments (the “Investment Committee”) and subject to the limitations in the LLC Agreement and the direction and oversight of the Investment Committee. The Investment Committee must approve all investments other than investments in the securities of technology and technology-related companies that adhere to the investment guidelines. With respect to investments in the securities of technology and technology-related companies, the Investment Committee has adopted investment guidelines that the Adviser must follow when acquiring such assets on the Fund’s behalf without the approval of the Investment Committee. The Investment Committee will formally review at a duly called meeting the Fund’s investment guidelines on an annual basis and the Fund’s investment portfolio on a quarterly basis or, in each case, more often as they deem appropriate. Changes to the Fund’s investment guidelines must be approved by the Investment Committee.

Derivatives

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates and related indexes. Under normal circumstances, the Fund will be exposed to the effect of interest rate changes, price changes and currency fluctuations and may seek to limit these risks by following established risk management policies and procedures including the use of derivatives. To mitigate exposure to variability in interest rates, derivatives may be used primarily to fix the rate on debt based on floating-rate indices and manage the cost of borrowing obligations.

For purposes of the Fund’s 80% investment policy, the Fund may also invest in Treasury futures, Eurodollar futures, swaps (including total return swaps, equity swaps, credit default swaps and interest rate swaps), swaptions or similar instruments and combinations thereof. For purposes of the Fund’s 80% policy, derivative instruments will be valued at their notional value consistent with the requirements of Rule 18f-4. The Fund will engage in derivative transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a RIC for U.S. federal income tax purposes.

Additional Information Regarding Investment Strategies

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations made in concluding upon the recommendations and decisions of the Adviser and the Fund’s portfolio managers are subjective.

Risk Factors [Table Text Block]

2. Principal Risks of the Fund

Investing in the Fund involves risks, including the risk that a shareholder may receive little or no return on his or her investment or that a shareholder may lose part or all of his or her investment. Below is a summary of the principal risks of investing in the Fund. You should carefully consider the following principal risks before investing in the Fund.

Risks of Investing in Portfolio Companies. The Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and consequently the reduction or loss of the Fund’s investment. The Adviser expects that the Fund’s holdings of Portfolio Companies may require several years to appreciate, and the Adviser can offer no assurance that such appreciation will occur. Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns. Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses. Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the Portfolio Companies in which the Fund invests. Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Portfolio Companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

General SPV Risks. The Fund may invest in special purpose vehicles (“SPVs”). Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, we would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which we invest may impose various limitations, and may place restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

General Co-Investment Vehicle Risks. The Fund may invest in Co-Investment Vehicles (“CIVs”), which are investments in a primary round of an issuer. CIVs are typically organized by a lead investor, such as a venture capital fund or institutional investor, that negotiates the terms of the investment with the issuer. Because the Fund will generally participate as a co-investor rather than as the lead investor, the Fund will have limited or no ability to negotiate the economic or governance terms of the investment, including valuation, liquidation preferences, anti-dilution protections, board representation and information rights.

As with our investments in SPVs, CIV investments will typically require us to bear a pro rata share of the CIV’s expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because CIVs are organized by managers unaffiliated with us and we will typically be one of many investors in the CIV, in purchasing an CIV interest, we entrust all aspects of the management of the CIV to its manager. CIVs are generally organized as limited liability companies. Some CIVs in which we invest may impose various limitations, and may place restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, CIVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in CIV may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in a CIV, we own interests in the CIV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual CIVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

Litigation and Regulatory Risks. As a fund listed on the New York Stock Exchange, we are subject to extensive and evolving federal and state securities laws, rules, and regulations, including those administered by the SEC, FINRA, and other self-regulatory organizations. Our listed status exposes us to risks that would not apply, or would apply to a lesser degree, if the fund were not publicly traded.

Our shares have experienced, and may experience in the future, significant price volatility, including trading at substantial premiums or discounts to net asset value, elevated short interest, and trading volumes that may vary from the fund’s underlying fundamentals. Such episodes may be driven by general market conditions, investor sentiment, social media attention, short selling activity, or the actions of market participants whose interests may diverge from those of the fund and its shareholders. Volatile or unusual trading activity has, and may in the future, trigger trading halts or circuit breakers and may attract heightened scrutiny from the SEC, FINRA, and other regulators, including inquiries under insider trading, market abuse and manipulation enforcement programs. We may be required to respond to regulatory examinations, subpoenas, or demands for information in connection with trading activity that is beyond our control, and the costs and reputational consequences of such inquiries may be material regardless of their outcome.

Our listed status also increases our exposure to private securities litigation, including class action lawsuits and shareholder derivative actions alleging material misstatements or omissions in our public disclosures, breaches of fiduciary duty, or inadequate risk disclosure. Plaintiffs’ counsel actively monitor publicly traded funds for price declines, volatility, and NAV dislocations as catalysts for claims. Even meritless claims can be costly and time-consuming to defend, and the announcement of a lawsuit or investigation alone may adversely affect our share price. We maintain insurance against certain of these risks, but there can be no assurance that coverage will be adequate or remain available on acceptable terms.

There can be no assurance that we will not become subject to regulatory proceedings, enforcement actions, or litigation as a result of our listed status, or that the outcome of any such matter will not have a material adverse effect on our financial condition, results of operations, or the trading price of our shares.

The Adviser and Its Affiliates Are Subject to Conflicts of Interest. The Adviser and its affiliates are engaged in a broad range of activities beyond managing the Fund, including serving as investment adviser to VCX and other funds and investment vehicles sponsored by Rise Companies, and these activities give rise to actual, potential and perceived conflicts of interest with the Fund. Among other things, the Adviser and its affiliates face conflicts in allocating investment opportunities and the time and attention of key personnel among the Fund and other Fundrise entities, in setting and receiving fees that are based on the Fund’s NAV (which is calculated by Rise Companies’ personnel), in determining whether and when to dispose of the Fund’s assets, and in evaluating and effecting transactions between the Fund and affiliated entities, including any merger, consolidation, reorganization or sale of the Fund or its assets involving another Fundrise entity, none of which are negotiated on an arm’s-length basis. The persons who manage the Fund also owe duties to Rise Companies and other Fundrise entities, and those duties may conflict with the duties they owe to the Fund. While the Fund has adopted policies and procedures intended to address certain of these conflicts, there can be no assurance that these policies will identify or mitigate all conflicts that arise, that they will be effective in any particular instance, or that conflicts will be resolved in a manner favorable to the Fund and its Shareholders. The Board may modify, suspend or rescind these policies at any time without Shareholder approval.

Investment Focus Risk. The Fund may focus its investments in a limited number of issuers. Focusing the Fund’s portfolio in this manner could subject the Fund to a greater degree of risk with respect to the failure of one or a few investments and the Fund’s portfolio will be more susceptible to fluctuations in value resulting from poor performance of a limited number of its investments. As a result, the Fund’s aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Technology Sector (Concentration) Risk. The Fund’s portfolio will be concentrated in securities issued by technology companies and other investments that provide economic exposure to technology companies and as such, it may be subject to more risks than if it were broadly diversified across additional sectors and industries of the economy. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. Certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

PropTech Company Risk. Investing in PropTech means investing in companies that are focused on optimizing the way people research, rent, buy, sell and manage real estate properties through technological innovations. PropTech companies typically use automation, artificial intelligence, or other forms of technology developed for the property industry. These companies may be adversely impacted by government regulations, economic conditions and deterioration in real estate markets generally. Real estate is highly illiquid and substantial in terms of capital required to develop, operate or buy. Real estate-related transactions are expensive, and there can be a vast bid-offer spread (gap between what buyers will offer and sellers will accept) associated with purchases and sales of real estate. Research and due diligence costs are significant. Additionally, the products or solutions offered by PropTech companies may face technical limitations related to connectivity, compatibility, and longevity, with many different technologies competing to become the standard. As a result, PropTech companies typically face intense competition and potentially rapid product obsolescence. Furthermore, the customers and/or suppliers of PropTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on PropTech companies. PropTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. PropTech companies often struggle to gain market share to a degree that enables them to be sustainable.

FinTech Company Risk. Investing in FinTech means investing in companies that research, develop, produce and distribute technologies that are used for advancing the Finance sector. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. FinTech companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech companies, especially smaller and/or newer companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

Artificial Intelligence Companies Risk. The Fund’s investments in companies involved in, or exposed to, artificial intelligence-related businesses may be negatively impacted because of, among other things, limited product lines, markets, financial resources and/or personnel; intense competition and potentially rapid product obsolescence these companies may face; loss or impairment of intellectual property rights; and the inability to successfully develop products or services even after spending significant amount of resources. Artificial intelligence-related companies may also face cyberattacks and increasing regulatory scrutiny. The customers and/or suppliers of artificial intelligence-related companies may be concentrated in a particular country, region, or industry, and any adverse event affecting one of these countries, regions or industries could have a negative impact on performance.

Data Infrastructure Investment Risk. Investing in data infrastructure means investing in companies that provide the infrastructure needed to process, store, transport, and distribute data that are essential to the delivery of critical services and required for the functioning of many sectors of the economy including financial systems, public utilities, industrial supply chains, media channels, and telecommunications. The Fund’s investments will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices. Data infrastructure assets may be subject to numerous statutes, rules and regulations related to the governance of new technologies and the intersection of environmental protection and resource extraction.

Cybersecurity Risks of Technology Companies. Many technology companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. The use of artificial intelligence and machine learning by such companies could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Illiquid Investment Risk. The Fund’s investment in private company securities, whether made directly or indirectly (e.g., through derivatives or private pooled investment vehicles) are generally illiquid. Private company securities are thinly traded and less liquid than other investments. Because private company securities are thinly traded, such securities may display especially volatile or erratic price movements, sometimes in response to relatively small changes in investor supply or demand or other market conditions. In addition, the inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may also adversely affect the Fund’s NAV. These securities may also be subject to “lock-up agreements” restricting their sale once the security is registered for public sale. As a result, upon or subsequent to a liquidation event of a Portfolio Company, the Fund may not be able to sell an investment, or a portion of an investment, when the Adviser believes that doing so would maximize returns.

There is no regular market for interests in many pooled investment vehicles, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable pooled investment vehicle and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interest in a pooled investment vehicle, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time or forced to sell such interest at an unfavorable time and/or under unfavorable conditions, and such sale would adversely affect the Fund’s NAV.

Private Markets Trading Risks. The Fund is dependent upon the relationships and contacts of the senior investment professionals of the Adviser and its affiliates to obtain information to perform research and due diligence on the Portfolio Companies the Fund acquires through private markets, and to monitor the Fund’s investments after they are made. There can be no assurance that the Adviser will be able to acquire adequate information on which to make its investment decision with respect to any private market purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Portfolio Companies in which the Fund invests could cause it to lose part or all of its investment in such companies, which would have a material and adverse effect on the Fund’s NAV and results of operations.

In addition, there can be no assurance that Portfolio Companies in which the Fund invests through private markets will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund’s portfolio investments.

Investments in private companies, including through private markets, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses. The Fund’s portfolio investments are generally privately traded securities (unless one of the Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein) that are fair valued by the Adviser in accordance with the Fund’s valuation procedures. Valuations of the Portfolio Companies are inherently uncertain and may be based on estimates, and the Fund’s determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. This risk is particularly exaggerated for mid-stage growth Portfolio Companies, given their limited history and significant change in cash flow generation over time. Additionally, the valuation of the Fund’s investments in pooled investment vehicles is ordinarily determined based upon valuations provided by the managers of the pooled investment vehicles, which may not be audited.

Risk of Complex Capital Structures. Private companies in which the Fund invests frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Adviser has limited information with respect to such capital structures. There can be no assurance that the Fund will be able to adequately evaluate the relative risks and benefits of investing in a particular class of Portfolio Companies equity securities. Any failure on the Adviser’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause it to lose part or all of its investment, which in turn could have a material and adverse effect on NAV and results of operations.

Risks of Venture-Backed Companies. The venture-backed companies in which the Fund invests may involve a high degree of business and financial risk because many have short operating histories and involve novel technology, products, or services. Many venture-backed companies fail to become profitable and the capital invested in them, including the Fund’s investments, is often unsecured. Additionally, the return on investment in venture-backed companies depends on the company’s ability to have a timely exit event, such as an IPO or merger or sale. A failure to obtain such an exit could result in substantial losses to the company’s equity holders, including the Fund. Thus, the Fund is subject to the risk of loss of all or substantially all its investments.

Risks of Drag-Along Rights. The private company securities the Fund acquires (or into which they are convertible) may be subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in the company to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the appropriate cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that the Fund does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. Prior to the launch of the Fund, the Adviser’s primary experience was in managing real estate investments. The Adviser’s limited experience in managing the Fund’s investment strategy may hinder the Fund’s ability to secure attractive investment opportunities and, as a result, may limit the profitability of the Fund and detract from the Fund’s ability to achieve its investment objective. Moreover, if the Adviser fails to retain its key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer. Rise Companies, the Adviser’s parent company, is a development stage company and, as a company in the early stages of development, Rise Companies faces increased risks, uncertainties, expenses and difficulties that could have an effect on the Adviser’s ability to manage the Fund. The Adviser may adopt the use of a number of artificial intelligence (“AI”) tools to facilitate and enhance its operations, including its investment research processes, and will continue to explore and expects to deploy other tools in future. Use of AI, including generative AI, by the Adviser or the Fund’s other service providers may give rise to regulatory, operational, and other risks which could have a negative impact on the Fund’s operations and/or performance.

Market Discount from and Premium to NAV. Shares of closed-end investment companies like the Fund frequently trade at prices lower than their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of investment activities. Management may have difficulty meeting the Fund’s investment objectives during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change. Common shares of the Fund recently commenced trading on the NYSE and have traded at prices substantially above their NAV. This initial listing premium (to the Fund’s NAV) may be attributable to factors related to the initial listing period, including limited public float due to shareholder lockup periods, supply/demand imbalance and other market dynamics unrelated to the value and fundamentals of the Fund’s portfolio holdings. Whether investors will realize gains or losses upon the sale of their common shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the common shares at the time of sale is above or below the investor’s original purchase price for their common shares. Investors purchasing common shares while they are trading at a premium may incur significant losses even if NAV is stable or increases. The Fund cannot predict whether the common shares will trade at, below or above NAV. The common shares are designed primarily for long term investors, and you should not view the Fund as a vehicle for short-term trading. The possibility that the Fund’s Common Shares will trade at a discount from NAV per share or at premiums that are unsustainable over the long term are separate and distinct from the risk that the Fund’s NAV per share may decrease.

Competition Risk. Identifying, completing and realizing attractive portfolio investments is extremely competitive. In acquiring its target assets, the Fund will compete with a variety of other institutional investors, including public and private funds, investment banking firms, commercial banks, specialty finance companies, online investment platforms and other financial institutions, many of which have greater resources, lower costs of funding, and less regulatory restrictions than the Fund. To the extent that the Fund encounters competition for investments, returns to its investors may vary.

Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. The value of the Fund’s investments may move up or down due to adverse market conditions, sometimes rapidly and unpredictably. At any point in time, your Shares may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. Market risk also includes the risk that geopolitical and other events, such as war, terrorism, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters negatively impact the securities markets, which may adversely affect the Fund’s business, results of operations and financial condition and cause the Fund to lose value.

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may be volatile, and prices may fluctuate based on changes in a company’s financial condition and overall market and economic circumstances. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed income securities.

Preferred Securities Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Derivatives Risk. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, including interest rate risk and management risk. The performance of derivatives depends largely on the performance of the underlying reference instruments to which the derivatives relate. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Derivative instruments can be volatile and illiquid. They may disproportionately increase losses, and may have a potentially large impact on Fund performance. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, interest rate or index to which the derivative relates. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost or other factors.

Warrants and Rights Risk. Warrants and rights are subject to the same market risks as common stocks, but are more volatile in price. Warrants and rights do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying security and a warrant or right ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe for additional shares is not exercised prior to the warrants’ or rights’ expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security.

Options Risk. The Fund’s options investments involve certain risks, including general risks related to derivative instruments. When purchasing options, the Fund risks losing the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. When trading options in the over-the-counter (“OTC”) market, many of the protections afforded to exchange participants will not be available. If a counterparty fails to make delivery of the security underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Additionally, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments.

Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference asset at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to the risks associated with derivatives generally, including correlation risk, counterparty risk, leverage risk, liquidity risk, pricing risk and volatility risk. The Fund anticipates that the equity forward contracts it will enter into will be prepaid forwards, which entail an upfront payment of the purchase price by the purchasing party (in this case, the Fund). Where the Fund enters into prepaid forwards, it is subject to the risk of losing its entire purchase price in the event of counterparty default.

Issuer-Specific Risk. A security issued by a particular issuer may be impacted by factors that are unique to that issuer and thus may cause that security’s return to differ from that of the market. As a result, investments impacted by such factors may result in underperformance. This risk will be greater if an account concentrates its investments.

Smaller Company Risk. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies and the purchase or sale of more than a limited number of shares of smaller companies may affect their stock prices. Smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks. In addition, smaller companies tend to have fewer key suppliers and customers, limited product lines, markets, distribution channels or financial resources, and management of such companies may be dependent upon one or a few key people. Changes in suppliers, customers, business lines or personnel, therefore, may have a greater impact on a smaller company’s stock price than on a larger company. The market movements of equity securities issued by companies with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

New Issues Risk. “New Issues” are initial public offerings of U.S. equity securities. There is no assurance that the Fund will have access to profitable IPOs. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

Restricted and Illiquid Securities Risk. Illiquid securities are securities that are not readily marketable. These securities may include restricted securities, which cannot be resold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Many private company securities may be restricted securities and/or considered illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some securities could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Rule 144A Securities Risk. The Fund may purchase Rule 144A securities for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. To the extent that liquid Rule 144A securities that the Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.

Non-Diversification Risk. As a “non-diversified” fund under the 1940 Act, the Fund may invest more than 5% of its total assets in the securities of a single issuer. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type.

Interest Rate Risk. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on markets in which the Fund invests.

Below Investment Grade (High Yield or Junk) Securities Risk. The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of credit quality comparable to securities rated below investment grade by a nationally recognized statistical rating organization. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares, both in the short-term and the long-term.

Foreign Companies Risk. Investing in foreign companies, and particularly those in emerging markets, may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, nationalization of companies by foreign governments, imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, the Fund may have difficulty enforcing its rights as an equity holder in foreign jurisdictions. In addition, to the extent the Fund invests in non-U.S. companies, it may face greater exposure to foreign economic developments.

Leverage Risk. The Fund may use leverage for both investment and hedging purposes. Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from borrowings are borne entirely by holders of Shares.

Corporate Debt Securities Risk. The Fund may invest in corporate debt securities generally, including corporate bonds of technology-related companies. Corporate bonds include a wide variety of debt obligations of varying maturities issued by U.S. and foreign corporations (including banks) and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures and similar instruments and securities. The Fund may invest in corporate bonds denominated in U.S. dollars or foreign currencies. The value of corporate bonds may be affected by factors directly relating to their issuers, including but not limited to investor and market perceptions, creditworthiness, financial performance, capital structure, management of the issuer and demand for the issuer’s goods or services. The Fund has the flexibility to invest in corporate bonds that are below investment grade quality. Corporate bonds may also be subject to interest rate, liquidity and valuation risks.

Convertible Securities and Synthetic Convertible Securities Risk. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Synthetic convertible securities differ from convertible securities in certain respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its debt component and its convertibility component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Pooled Investment Vehicles Risk. To the extent the Fund invests in other pooled investment vehicles (including investment companies, exchange-traded funds, and money market funds), the Fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the Fund invests therein. Further, shareholders will incur a proportionate share of the expenses of the other pooled investment vehicles held by the Fund (including applicable organizational and operating costs and investment management fees) in addition to the expenses of the Fund.

Limited Operating History Risk. The Fund is a closed-end management investment company with limited operating history. As a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decision.

Distributions Risk. There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. Additionally, a portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes, which could reduce the basis of a Shareholder’s investment in the Fund’s Shares and may trigger taxable gain.

Cybersecurity Risk. Cybersecurity failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cybersecurity risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the Fund and its service providers to plan for or respond to a cyberattack. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Tax Risk. The Fund intends to elect and intends to qualify as a RIC under the Code, for its taxable year ending March 31, 2026. To qualify as a RIC, the Fund must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the Fund’s annual investment company taxable income to the shareholders of the Fund (which is computed without regard to the dividends paid deduction and generally equals the Fund’s ordinary income plus the excess of its net short-term capital gains over its net long-term capital losses, minus deductible expenses). As a RIC, the Fund generally will not be subject to U.S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends. Even if the Fund qualifies for taxation as a RIC, it may be subject to certain foreign, state and local taxes on its income and property, and federal income and excise taxes on its undistributed income. The tax period for the taxable year ending March 31, 2023, and all tax periods following remain open to examination by the major taxing authorities in all jurisdictions where the Fund is subject to taxation.

Prior to the taxable year ending March 31, 2026, the Fund was treated as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes. During the periods the Fund was treated as a “C” corporation, for U.S. federal income tax purposes, the Fund incurred tax expenses and was subject to tax at regular corporate rates. Pursuant to rules applicable to RICs that were previously taxed as C corporations, because the Fund’s assets had an aggregate net unrealized built-in gain at the time it first qualified as a RIC, the Fund generally will be subject to tax at regular corporate rates to the extent the Fund recognizes such gain within five years after so qualifying, even if the Fund distributes such gain. In accordance with generally accepted accounting principles, the Fund has already accrued a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (21%) plus an estimated state and local income tax rate, for its future tax liability associated with such net unrealized built-in gain. Net capital or ordinary losses recognized during the recognition period may be used to offset built-in gains. Such deferred tax liability, and any deferred tax assets, are accounted for in calculating the Fund’s NAV and will be remeasured from time to time as the Adviser deems necessary, in accordance with U.S. generally accepted accounting principles.

Effects of Leverage [Text Block]

Use of Leverage

The Fund may use leverage to provide additional funds to support its investment activities, including through the use of unsecured and secured credit facilities from certain financial institutions and other forms of borrowing (collectively, “Borrowings”) and is limited to 33 1/3 % of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage) immediately after such Borrowings (i.e., for every dollar of indebtedness from Borrowings, the Fund is required to have at least three dollars of assets). In addition, the Fund may enter into derivatives or other transactions that may provide leverage subject to the requirements of Rule 18f-4 under the 1940 Act.

The Fund may not use leverage at all times and the amount of leverage may vary depending upon a number of factors, including the Adviser’s outlook for the market and the costs that the Fund would incur as a result of such leverage. Any Borrowings would have seniority over the Shares. There is no assurance that the Fund’s leveraging strategy will be successful.

Any Borrowings leverage your investment in Shares. Holders of Shares bear the costs associated with any Borrowings. The Board may authorize the use of leverage through Borrowings and Preferred Shares without the approval of the holders of Shares.

Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately thereafter the total asset value of the Fund’s portfolio is at least 300% of the aggregate amount of outstanding indebtedness (i.e., the aggregate amount of outstanding debt may not exceed 33 1/3 % of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage)). In addition, the Fund is not permitted to declare any cash distribution on its Shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined deducting the amount of such distribution) is at least 300% of the aggregate amount of such outstanding indebtedness. If the Fund borrows money, the Fund intends, to the extent possible, to retire outstanding debt from time to time to maintain coverage of any outstanding indebtedness of at least 300%. Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness.

The Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund’s future credit facilities may contain customary covenants that, among other things, limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In connection with any new credit facility, the Fund may be required to pledge some or all of its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund’s custodian will retain all assets, including those that are pledged, but the lenders of such credit facility may have the ability to foreclose on such assets in the event of a default under the credit facility pursuant to a tri-party arrangement among the Fund, its custodian and such lenders. The Fund’s custodian is not an affiliate of the Fund, as such term is defined in the 1940 Act. The Fund expects that any such credit facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for any new credit facility on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, the credit facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of debt securities.

Changes in the value of the Fund’s portfolio investments, including costs attributable to Borrowings, are borne entirely by the holders of the Shares. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage decreases (or increases) the NAV per share of Shares to a greater extent than if the Fund were not leveraged.

Utilization of leverage is a speculative investment technique and involves certain risks to holders of Shares. These include the possibility of higher volatility of the NAV of the Shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage is to cause holders of Shares to realize a higher rate of return than if the Fund were not so leveraged. On the other hand, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Shares is reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Shares than if the Fund were not so leveraged.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date		Mar. 31, 2026
Risks of Investing in Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Portfolio Companies. The Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and consequently the reduction or loss of the Fund’s investment. The Adviser expects that the Fund’s holdings of Portfolio Companies may require several years to appreciate, and the Adviser can offer no assurance that such appreciation will occur. Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns. Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses. Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the Portfolio Companies in which the Fund invests. Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Portfolio Companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

General SPV Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General SPV Risks. The Fund may invest in special purpose vehicles (“SPVs”). Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, we would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which we invest may impose various limitations, and may place restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

General Co-Investment Vehicle Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Co-Investment Vehicle Risks. The Fund may invest in Co-Investment Vehicles (“CIVs”), which are investments in a primary round of an issuer. CIVs are typically organized by a lead investor, such as a venture capital fund or institutional investor, that negotiates the terms of the investment with the issuer. Because the Fund will generally participate as a co-investor rather than as the lead investor, the Fund will have limited or no ability to negotiate the economic or governance terms of the investment, including valuation, liquidation preferences, anti-dilution protections, board representation and information rights.

As with our investments in SPVs, CIV investments will typically require us to bear a pro rata share of the CIV’s expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because CIVs are organized by managers unaffiliated with us and we will typically be one of many investors in the CIV, in purchasing an CIV interest, we entrust all aspects of the management of the CIV to its manager. CIVs are generally organized as limited liability companies. Some CIVs in which we invest may impose various limitations, and may place restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, CIVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in CIV may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in a CIV, we own interests in the CIV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual CIVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

Litigation and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Litigation and Regulatory Risks. As a fund listed on the New York Stock Exchange, we are subject to extensive and evolving federal and state securities laws, rules, and regulations, including those administered by the SEC, FINRA, and other self-regulatory organizations. Our listed status exposes us to risks that would not apply, or would apply to a lesser degree, if the fund were not publicly traded.

Our shares have experienced, and may experience in the future, significant price volatility, including trading at substantial premiums or discounts to net asset value, elevated short interest, and trading volumes that may vary from the fund’s underlying fundamentals. Such episodes may be driven by general market conditions, investor sentiment, social media attention, short selling activity, or the actions of market participants whose interests may diverge from those of the fund and its shareholders. Volatile or unusual trading activity has, and may in the future, trigger trading halts or circuit breakers and may attract heightened scrutiny from the SEC, FINRA, and other regulators, including inquiries under insider trading, market abuse and manipulation enforcement programs. We may be required to respond to regulatory examinations, subpoenas, or demands for information in connection with trading activity that is beyond our control, and the costs and reputational consequences of such inquiries may be material regardless of their outcome.

Our listed status also increases our exposure to private securities litigation, including class action lawsuits and shareholder derivative actions alleging material misstatements or omissions in our public disclosures, breaches of fiduciary duty, or inadequate risk disclosure. Plaintiffs’ counsel actively monitor publicly traded funds for price declines, volatility, and NAV dislocations as catalysts for claims. Even meritless claims can be costly and time-consuming to defend, and the announcement of a lawsuit or investigation alone may adversely affect our share price. We maintain insurance against certain of these risks, but there can be no assurance that coverage will be adequate or remain available on acceptable terms.

There can be no assurance that we will not become subject to regulatory proceedings, enforcement actions, or litigation as a result of our listed status, or that the outcome of any such matter will not have a material adverse effect on our financial condition, results of operations, or the trading price of our shares.

The Adviser and Its Affiliates Are Subject to Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Adviser and Its Affiliates Are Subject to Conflicts of Interest. The Adviser and its affiliates are engaged in a broad range of activities beyond managing the Fund, including serving as investment adviser to VCX and other funds and investment vehicles sponsored by Rise Companies, and these activities give rise to actual, potential and perceived conflicts of interest with the Fund. Among other things, the Adviser and its affiliates face conflicts in allocating investment opportunities and the time and attention of key personnel among the Fund and other Fundrise entities, in setting and receiving fees that are based on the Fund’s NAV (which is calculated by Rise Companies’ personnel), in determining whether and when to dispose of the Fund’s assets, and in evaluating and effecting transactions between the Fund and affiliated entities, including any merger, consolidation, reorganization or sale of the Fund or its assets involving another Fundrise entity, none of which are negotiated on an arm’s-length basis. The persons who manage the Fund also owe duties to Rise Companies and other Fundrise entities, and those duties may conflict with the duties they owe to the Fund. While the Fund has adopted policies and procedures intended to address certain of these conflicts, there can be no assurance that these policies will identify or mitigate all conflicts that arise, that they will be effective in any particular instance, or that conflicts will be resolved in a manner favorable to the Fund and its Shareholders. The Board may modify, suspend or rescind these policies at any time without Shareholder approval.

Investment Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Focus Risk. The Fund may focus its investments in a limited number of issuers. Focusing the Fund’s portfolio in this manner could subject the Fund to a greater degree of risk with respect to the failure of one or a few investments and the Fund’s portfolio will be more susceptible to fluctuations in value resulting from poor performance of a limited number of its investments. As a result, the Fund’s aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Technology Sector (Concentration) Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Sector (Concentration) Risk. The Fund’s portfolio will be concentrated in securities issued by technology companies and other investments that provide economic exposure to technology companies and as such, it may be subject to more risks than if it were broadly diversified across additional sectors and industries of the economy. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. Certain technology companies may face special risks that their products or services may not prove to be commercially successful. Technology companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Technology companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect technology companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, technology companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Technology companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

PropTech Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

PropTech Company Risk. Investing in PropTech means investing in companies that are focused on optimizing the way people research, rent, buy, sell and manage real estate properties through technological innovations. PropTech companies typically use automation, artificial intelligence, or other forms of technology developed for the property industry. These companies may be adversely impacted by government regulations, economic conditions and deterioration in real estate markets generally. Real estate is highly illiquid and substantial in terms of capital required to develop, operate or buy. Real estate-related transactions are expensive, and there can be a vast bid-offer spread (gap between what buyers will offer and sellers will accept) associated with purchases and sales of real estate. Research and due diligence costs are significant. Additionally, the products or solutions offered by PropTech companies may face technical limitations related to connectivity, compatibility, and longevity, with many different technologies competing to become the standard. As a result, PropTech companies typically face intense competition and potentially rapid product obsolescence. Furthermore, the customers and/or suppliers of PropTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on PropTech companies. PropTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. PropTech companies often struggle to gain market share to a degree that enables them to be sustainable.

FinTech Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

FinTech Company Risk. Investing in FinTech means investing in companies that research, develop, produce and distribute technologies that are used for advancing the Finance sector. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. FinTech companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech companies, especially smaller and/or newer companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

Artificial Intelligence Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence Companies Risk. The Fund’s investments in companies involved in, or exposed to, artificial intelligence-related businesses may be negatively impacted because of, among other things, limited product lines, markets, financial resources and/or personnel; intense competition and potentially rapid product obsolescence these companies may face; loss or impairment of intellectual property rights; and the inability to successfully develop products or services even after spending significant amount of resources. Artificial intelligence-related companies may also face cyberattacks and increasing regulatory scrutiny. The customers and/or suppliers of artificial intelligence-related companies may be concentrated in a particular country, region, or industry, and any adverse event affecting one of these countries, regions or industries could have a negative impact on performance.

Data Infrastructure Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Data Infrastructure Investment Risk. Investing in data infrastructure means investing in companies that provide the infrastructure needed to process, store, transport, and distribute data that are essential to the delivery of critical services and required for the functioning of many sectors of the economy including financial systems, public utilities, industrial supply chains, media channels, and telecommunications. The Fund’s investments will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices. Data infrastructure assets may be subject to numerous statutes, rules and regulations related to the governance of new technologies and the intersection of environmental protection and resource extraction.

Cybersecurity Risks of Technology Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risks of Technology Companies. Many technology companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. The use of artificial intelligence and machine learning by such companies could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Illiquid Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investment Risk. The Fund’s investment in private company securities, whether made directly or indirectly (e.g., through derivatives or private pooled investment vehicles) are generally illiquid. Private company securities are thinly traded and less liquid than other investments. Because private company securities are thinly traded, such securities may display especially volatile or erratic price movements, sometimes in response to relatively small changes in investor supply or demand or other market conditions. In addition, the inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may also adversely affect the Fund’s NAV. These securities may also be subject to “lock-up agreements” restricting their sale once the security is registered for public sale. As a result, upon or subsequent to a liquidation event of a Portfolio Company, the Fund may not be able to sell an investment, or a portion of an investment, when the Adviser believes that doing so would maximize returns.

There is no regular market for interests in many pooled investment vehicles, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable pooled investment vehicle and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interest in a pooled investment vehicle, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time or forced to sell such interest at an unfavorable time and/or under unfavorable conditions, and such sale would adversely affect the Fund’s NAV.

Private Markets Trading Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Markets Trading Risks. The Fund is dependent upon the relationships and contacts of the senior investment professionals of the Adviser and its affiliates to obtain information to perform research and due diligence on the Portfolio Companies the Fund acquires through private markets, and to monitor the Fund’s investments after they are made. There can be no assurance that the Adviser will be able to acquire adequate information on which to make its investment decision with respect to any private market purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Portfolio Companies in which the Fund invests could cause it to lose part or all of its investment in such companies, which would have a material and adverse effect on the Fund’s NAV and results of operations.

In addition, there can be no assurance that Portfolio Companies in which the Fund invests through private markets will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund’s portfolio investments.

Investments in private companies, including through private markets, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses. The Fund’s portfolio investments are generally privately traded securities (unless one of the Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein) that are fair valued by the Adviser in accordance with the Fund’s valuation procedures. Valuations of the Portfolio Companies are inherently uncertain and may be based on estimates, and the Fund’s determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. This risk is particularly exaggerated for mid-stage growth Portfolio Companies, given their limited history and significant change in cash flow generation over time. Additionally, the valuation of the Fund’s investments in pooled investment vehicles is ordinarily determined based upon valuations provided by the managers of the pooled investment vehicles, which may not be audited.

Risk of Complex Capital Structures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Complex Capital Structures. Private companies in which the Fund invests frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Adviser has limited information with respect to such capital structures. There can be no assurance that the Fund will be able to adequately evaluate the relative risks and benefits of investing in a particular class of Portfolio Companies equity securities. Any failure on the Adviser’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause it to lose part or all of its investment, which in turn could have a material and adverse effect on NAV and results of operations.

Risks of Venture-Backed Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Venture-Backed Companies. The venture-backed companies in which the Fund invests may involve a high degree of business and financial risk because many have short operating histories and involve novel technology, products, or services. Many venture-backed companies fail to become profitable and the capital invested in them, including the Fund’s investments, is often unsecured. Additionally, the return on investment in venture-backed companies depends on the company’s ability to have a timely exit event, such as an IPO or merger or sale. A failure to obtain such an exit could result in substantial losses to the company’s equity holders, including the Fund. Thus, the Fund is subject to the risk of loss of all or substantially all its investments.

Risks of Drag-Along Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Drag-Along Rights. The private company securities the Fund acquires (or into which they are convertible) may be subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in the company to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the appropriate cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that the Fund does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. Prior to the launch of the Fund, the Adviser’s primary experience was in managing real estate investments. The Adviser’s limited experience in managing the Fund’s investment strategy may hinder the Fund’s ability to secure attractive investment opportunities and, as a result, may limit the profitability of the Fund and detract from the Fund’s ability to achieve its investment objective. Moreover, if the Adviser fails to retain its key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer. Rise Companies, the Adviser’s parent company, is a development stage company and, as a company in the early stages of development, Rise Companies faces increased risks, uncertainties, expenses and difficulties that could have an effect on the Adviser’s ability to manage the Fund. The Adviser may adopt the use of a number of artificial intelligence (“AI”) tools to facilitate and enhance its operations, including its investment research processes, and will continue to explore and expects to deploy other tools in future. Use of AI, including generative AI, by the Adviser or the Fund’s other service providers may give rise to regulatory, operational, and other risks which could have a negative impact on the Fund’s operations and/or performance.

Market Discount from and Premium to NAV [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount from and Premium to NAV. Shares of closed-end investment companies like the Fund frequently trade at prices lower than their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of investment activities. Management may have difficulty meeting the Fund’s investment objectives during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change. Common shares of the Fund recently commenced trading on the NYSE and have traded at prices substantially above their NAV. This initial listing premium (to the Fund’s NAV) may be attributable to factors related to the initial listing period, including limited public float due to shareholder lockup periods, supply/demand imbalance and other market dynamics unrelated to the value and fundamentals of the Fund’s portfolio holdings. Whether investors will realize gains or losses upon the sale of their common shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the common shares at the time of sale is above or below the investor’s original purchase price for their common shares. Investors purchasing common shares while they are trading at a premium may incur significant losses even if NAV is stable or increases. The Fund cannot predict whether the common shares will trade at, below or above NAV. The common shares are designed primarily for long term investors, and you should not view the Fund as a vehicle for short-term trading. The possibility that the Fund’s Common Shares will trade at a discount from NAV per share or at premiums that are unsustainable over the long term are separate and distinct from the risk that the Fund’s NAV per share may decrease.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk. Identifying, completing and realizing attractive portfolio investments is extremely competitive. In acquiring its target assets, the Fund will compete with a variety of other institutional investors, including public and private funds, investment banking firms, commercial banks, specialty finance companies, online investment platforms and other financial institutions, many of which have greater resources, lower costs of funding, and less regulatory restrictions than the Fund. To the extent that the Fund encounters competition for investments, returns to its investors may vary.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that you invest. The value of the Fund’s investments may move up or down due to adverse market conditions, sometimes rapidly and unpredictably. At any point in time, your Shares may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions. Market risk also includes the risk that geopolitical and other events, such as war, terrorism, market manipulation, government defaults, government shutdowns, political changes, diplomatic developments or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters negatively impact the securities markets, which may adversely affect the Fund’s business, results of operations and financial condition and cause the Fund to lose value.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may be volatile, and prices may fluctuate based on changes in a company’s financial condition and overall market and economic circumstances. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed income securities.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, including interest rate risk and management risk. The performance of derivatives depends largely on the performance of the underlying reference instruments to which the derivatives relate. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Derivative instruments can be volatile and illiquid. They may disproportionately increase losses, and may have a potentially large impact on Fund performance. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, interest rate or index to which the derivative relates. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost or other factors.

Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants and Rights Risk. Warrants and rights are subject to the same market risks as common stocks, but are more volatile in price. Warrants and rights do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying security and a warrant or right ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe for additional shares is not exercised prior to the warrants’ or rights’ expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options Risk. The Fund’s options investments involve certain risks, including general risks related to derivative instruments. When purchasing options, the Fund risks losing the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. When trading options in the over-the-counter (“OTC”) market, many of the protections afforded to exchange participants will not be available. If a counterparty fails to make delivery of the security underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Additionally, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments.

Forward Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference asset at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to the risks associated with derivatives generally, including correlation risk, counterparty risk, leverage risk, liquidity risk, pricing risk and volatility risk. The Fund anticipates that the equity forward contracts it will enter into will be prepaid forwards, which entail an upfront payment of the purchase price by the purchasing party (in this case, the Fund). Where the Fund enters into prepaid forwards, it is subject to the risk of losing its entire purchase price in the event of counterparty default.

Issuer-Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer-Specific Risk. A security issued by a particular issuer may be impacted by factors that are unique to that issuer and thus may cause that security’s return to differ from that of the market. As a result, investments impacted by such factors may result in underperformance. This risk will be greater if an account concentrates its investments.

Smaller Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Smaller Company Risk. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies and the purchase or sale of more than a limited number of shares of smaller companies may affect their stock prices. Smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks. In addition, smaller companies tend to have fewer key suppliers and customers, limited product lines, markets, distribution channels or financial resources, and management of such companies may be dependent upon one or a few key people. Changes in suppliers, customers, business lines or personnel, therefore, may have a greater impact on a smaller company’s stock price than on a larger company. The market movements of equity securities issued by companies with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

New Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Issues Risk. “New Issues” are initial public offerings of U.S. equity securities. There is no assurance that the Fund will have access to profitable IPOs. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

Restricted and Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted and Illiquid Securities Risk. Illiquid securities are securities that are not readily marketable. These securities may include restricted securities, which cannot be resold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Many private company securities may be restricted securities and/or considered illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some securities could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Rule 144A Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rule 144A Securities Risk. The Fund may purchase Rule 144A securities for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. To the extent that liquid Rule 144A securities that the Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk. As a “non-diversified” fund under the 1940 Act, the Fund may invest more than 5% of its total assets in the securities of a single issuer. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type.

Below Investment Grade (High Yield or Junk) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade (High Yield or Junk) Securities Risk. The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of credit quality comparable to securities rated below investment grade by a nationally recognized statistical rating organization. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares, both in the short-term and the long-term.

Foreign Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Companies Risk. Investing in foreign companies, and particularly those in emerging markets, may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, nationalization of companies by foreign governments, imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, the Fund may have difficulty enforcing its rights as an equity holder in foreign jurisdictions. In addition, to the extent the Fund invests in non-U.S. companies, it may face greater exposure to foreign economic developments.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. The Fund may use leverage for both investment and hedging purposes. Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from borrowings are borne entirely by holders of Shares.

Corporate Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Debt Securities Risk. The Fund may invest in corporate debt securities generally, including corporate bonds of technology-related companies. Corporate bonds include a wide variety of debt obligations of varying maturities issued by U.S. and foreign corporations (including banks) and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures and similar instruments and securities. The Fund may invest in corporate bonds denominated in U.S. dollars or foreign currencies. The value of corporate bonds may be affected by factors directly relating to their issuers, including but not limited to investor and market perceptions, creditworthiness, financial performance, capital structure, management of the issuer and demand for the issuer’s goods or services. The Fund has the flexibility to invest in corporate bonds that are below investment grade quality. Corporate bonds may also be subject to interest rate, liquidity and valuation risks.

Convertible Securities and Synthetic Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities and Synthetic Convertible Securities Risk. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Synthetic convertible securities differ from convertible securities in certain respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its debt component and its convertibility component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Pooled Investment Vehicles Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Pooled Investment Vehicles Risk. To the extent the Fund invests in other pooled investment vehicles (including investment companies, exchange-traded funds, and money market funds), the Fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the Fund invests therein. Further, shareholders will incur a proportionate share of the expenses of the other pooled investment vehicles held by the Fund (including applicable organizational and operating costs and investment management fees) in addition to the expenses of the Fund.

Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History Risk. The Fund is a closed-end management investment company with limited operating history. As a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have a limited track record and history on which to base their investment decision.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions Risk. There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. Additionally, a portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes, which could reduce the basis of a Shareholder’s investment in the Fund’s Shares and may trigger taxable gain.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; additional compliance and cybersecurity risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the Fund and its service providers to plan for or respond to a cyberattack. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The Fund intends to elect and intends to qualify as a RIC under the Code, for its taxable year ending March 31, 2026. To qualify as a RIC, the Fund must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the Fund’s annual investment company taxable income to the shareholders of the Fund (which is computed without regard to the dividends paid deduction and generally equals the Fund’s ordinary income plus the excess of its net short-term capital gains over its net long-term capital losses, minus deductible expenses). As a RIC, the Fund generally will not be subject to U.S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends. Even if the Fund qualifies for taxation as a RIC, it may be subject to certain foreign, state and local taxes on its income and property, and federal income and excise taxes on its undistributed income. The tax period for the taxable year ending March 31, 2023, and all tax periods following remain open to examination by the major taxing authorities in all jurisdictions where the Fund is subject to taxation.

Prior to the taxable year ending March 31, 2026, the Fund was treated as a regular corporation, or a “C” corporation, for U.S. federal income tax purposes. During the periods the Fund was treated as a “C” corporation, for U.S. federal income tax purposes, the Fund incurred tax expenses and was subject to tax at regular corporate rates. Pursuant to rules applicable to RICs that were previously taxed as C corporations, because the Fund’s assets had an aggregate net unrealized built-in gain at the time it first qualified as a RIC, the Fund generally will be subject to tax at regular corporate rates to the extent the Fund recognizes such gain within five years after so qualifying, even if the Fund distributes such gain. In accordance with generally accepted accounting principles, the Fund has already accrued a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (21%) plus an estimated state and local income tax rate, for its future tax liability associated with such net unrealized built-in gain. Net capital or ordinary losses recognized during the recognition period may be used to offset built-in gains. Such deferred tax liability, and any deferred tax assets, are accounted for in calculating the Fund’s NAV and will be remeasured from time to time as the Adviser deems necessary, in accordance with U.S. generally accepted accounting principles.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on markets in which the Fund invests.

Reverse Repurchase Agreements [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 15,879	$ 15,879
Senior Securities Coverage per Unit	$ 44,756	$ 44,756
Common Stock [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 18.97	$ 18.97	$ 11.40	$ 10.20	$ 10.05	$ 10.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	35,797,138